Equity Incentive Plan	6 Months Ended
Jun. 30, 2011
Equity Incentive Plan Disclosure
Equity incentive plan Disclosure

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

11. Equity incentive plan:

On January 16, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan"). Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010 the Company's Board of Directors amended the 2008 Equity Incentive Plan to provide that a total of 21,834,055 common shares be reserved for issuance.

On January 25, 2010, 4,500,000 shares of non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of the Chief Executive Officer services rendered during 2009 as well as for anticipated contribution of such services during the years 2010, 2011 and 2012. The shares vest over a period of three years, with 1,000,000 shares to vest on the grant date; 1,000,000 shares to vest on December 31, 2010 and 2011, respectively; and 1,500,000 shares to vest on December 31, 2012. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $6.05 per share. As of June 30, 2011, 2,000,000 of these shares have been vested.

On March 5, 2010, 2,000 shares of non-vested common stock and 1,000 shares of vested common stock out of the 21,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vest in annual installments of 1,000 shares on March 5, 2010, December 31, 2010 and 2011, respectively. The shares were issued during July 2010 and the fair value of each share, on the grant date, was $5.66. As of June 30, 2011, 2,000 of these shares have been vested.

On January 12, 2011, 9,000,000 shares of non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of the Chief Executive Officer services rendered during 2010. The shares vest over a period of eight years, with 1,000,000 shares to vest on the grant date and 1,000,000 shares to vest annually on December 31, 2011, through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share. As of June 30, 2011, 1,000,000 of these shares have been vested.

On February 4, 2011, 15,000 shares of non-vested common stock out of the 21,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vest over a period of three years, with 5,000 shares to vest annually on December 31, 2011 to 2013. The fair value of each share, on the grant date, was $5.01. As of June 30, 2011 none of these shares have vested.

A summary of the status of the Company's non vested shares as of December 31, 2010 and movement during the six-month period ended June 30, 2011 is presented below. No shares were forfeited in 2011.

		Weighted average grant
	Number of	date fair value per
	non vested shares	non vested shares
Balance as at January 1, 2011	2,531,198	$6.04
Granted	9,015,000	5.50
Vested	(1,029,148)	5.47
Balance June 30, 2011	10,517,050	$5.63

As of December 31, 2010 and June 30, 2011, there was $9,414 and $43,275, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of eight years. Total compensation expense recognized amounts to $17,707 and $15,711 and is recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations for the six-month periods ended June 30, 2010 and 2011, respectively. The total fair value of shares vested during the six-month periods ended June 30, 2010 and 2011 was $6,966 and $5,643, respectively.